Administrative expenses (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Services received from third parties	S/ 1,248,183	S/ 1,202,017	S/ 1,104,822
Taxes and contributions	83,454	77,202	64,008
Rental expenses	5,317	9,643	10,958
Total	S/ 1,336,954	S/ 1,288,862	S/ 1,179,788